Kemper Small Cap Value + Growth Fund
                        Semiannual Report to Shareholders
                                February 28, 1999

Kemper Small Cap Value + Growth Fund

Portfolio of Investments at February 28, 1999 (unaudited)

-----------------------------------------------------------------------------------------------------------------------------------
Common stocks                                                                               Number of shares            Value ( $)
-----------------------------------------------------------------------------------------------------------------------------------
Communications-1.6%                 (a) MasTec, Inc.                                                     300                 7,538
                                        North Pittsburgh Systems, Inc.                                   500                 6,969
                                        -------------------------------------------------------------------------------------------
                                                                                                                            14,507

-----------------------------------------------------------------------------------------------------------------------------------
Construction-8.6%                       Ameron International Corp.                                       300                11,775
                                        Florida Rock Industries, Inc.                                    200                 5,600
                                    (a) Genlyte Group, Inc.                                              500                 9,047
                                    (a) Holophane Corp.                                                  300                 6,900
                                        Lone Star Industries, Inc.                                       300                 9,900
                                        MDC Holdings, Inc.                                               400                 7,125
                                    (a) Nortek, Inc.                                                     300                 7,800
                                        Ryland Group, Inc.                                               300                 7,650
                                    (a) U.S. Home Corp.                                                  300                10,350
                                        -------------------------------------------------------------------------------------------
                                                                                                                            76,147

-----------------------------------------------------------------------------------------------------------------------------------
Consumer discretionary-18.1%        (a) Acclaim Entertainment Inc.                                       600                 4,688
                                    (a) Action Performance Companies, Inc.                               250                 8,969
                                    (a) Bally Total Fitness Centers Corp.                                300                 6,750
                                        Casey's General Stores, Inc.                                     700                 9,013
                                    (a) CEC Entertainment Inc.                                           400                12,000
                                        Churchill Downs Inc.                                             200                 6,850
                                    (a) Consolidated Products                                            400                 6,775
                                    (a) Dave & Buster's, Inc.                                            400                 7,875
                                    (a) Fossil, Inc.                                                     200                 6,300
                                    (a) Genesco Inc.                                                   1,300                10,075
                                        Haverty Furniture Co., Inc.                                      300                 6,750
                                    (a) IHOP Corp.                                                       200                 8,175
                                    (a) Kenneth Cole Productions, Inc.                                   400                 9,100
                                    (a) Lone Star Steakhouse/Saloon                                      800                 7,250
                                    (a) Musicland Stores Corp.                                           600                 7,087
                                        OshKosh B'Gosh "A"                                               400                 7,600
                                        Oxford Industries, Inc.                                          300                 6,975
                                    (a) Rent-Way, Inc.                                                   400                 9,050
                                    (a) Ryan's Family Steak Houses, Inc.                                 600                 6,825
                                    (a) Trans World Entertainment Corp.                                  400                 5,525
                                    (a) Wet Seal, Inc. "A"                                               200                 7,762
                                        -------------------------------------------------------------------------------------------
                                                                                                                           161,394

-----------------------------------------------------------------------------------------------------------------------------------
Consumer staples-4.0%               (a) Chattem, Inc.                                                    200                 6,025
                                        Farmer Brothers Co.                                               30                 5,370
                                    (a) Hartmarx Corp.                                                 1,300                 5,606
                                        Imperial Sugar Co.                                               800                 5,750
                                        Kellwood Company                                                 300                 7,669
                                    (a) Polymer Group, Inc.                                              500                 5,031
                                        -------------------------------------------------------------------------------------------
                                                                                                                            35,451

-----------------------------------------------------------------------------------------------------------------------------------
Durables-5.2%                           Coachmen Industries, Inc.                                        300                 6,075
                                        Ducommun, Inc.                                                   500                 6,250
                                        Excel Industries Inc.                                            400                 9,450
                                        Kaman Corp. "A"                                                  700                 9,450
                                    (a) Terex Corp.                                                      300                 7,687
                                        Wynn's International, Inc.                                       400                 7,400
                                        -------------------------------------------------------------------------------------------
                                                                                                                            46,312

-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of shares            Value ( $)
-----------------------------------------------------------------------------------------------------------------------------------
Energy-1.4%                         (a) Seacor Smit Inc.                                                 200                 7,875
                                        Tesoro Petroleum Corp.                                           600                 4,800
                                        -------------------------------------------------------------------------------------------
                                                                                                                            12,675

-----------------------------------------------------------------------------------------------------------------------------------
Finance-14.4%                           Advest Group, Inc.                                               400                 7,950
                                        Brenton Banks                                                    600                 9,375
                                        Chartwell Re Corporation                                         300                 6,488
                                    (a) Columbia Banking System, Inc.                                    600                10,275
                                        First Source Corp.                                               330                10,189
                                    (a) Grubb & Ellis Co.                                                800                 5,250
                                        JSB Financial, Inc.                                              200                11,175
                                        Kansas City Life Insurance Co.                                   100                 8,275
                                        MAF Bancorp, Inc.                                                300                 7,059
                                        Midland Company                                                  300                 7,163
                                        Morgan Keegan                                                    300                 4,950
                                        Pacific Capital Bancorp                                          400                 9,200
                                        Riggs National Corp.                                             400                 7,400
                                        SCPIE Holdings Inc.                                              300                 8,925
                                        Stewart Information Services Corp.                               200                 6,662
                                        Trust Company of N.J.                                            300                 7,275
                                        -------------------------------------------------------------------------------------------
                                                                                                                           127,611

-----------------------------------------------------------------------------------------------------------------------------------
Health care-4.1%                    (a) Bio-Rad Laboratories, Inc. "A"                                   300                 6,000
                                    (a) Bio-Technology Corp.                                           1,100                 6,841
                                        Hooper Holmes                                                    600                 9,000
                                    (a) Res-Care, Inc.                                                   400                 9,500
                                    (a) Wesley Jessen VisionCare, Inc.                                   200                 5,200
                                        -------------------------------------------------------------------------------------------
                                                                                                                            36,541

-----------------------------------------------------------------------------------------------------------------------------------
Manufacturing-18.1%                     Ametek, Inc.                                                     500                 8,469
                                        DT Industries, Inc.                                              400                 4,400
                                        Franklin Electric Co.                                            100                 6,200
                                    (a) Gardner Denver Inc.                                              400                 5,100
                                        Gleason Corp.                                                    300                 4,931
                                    (a) Griffon Corp.                                                    700                 6,300
                                        Hardinge, Inc.                                                   400                 5,775
                                        Hughes Supply, Inc.                                              200                 4,038
                                        Justin Industries                                                500                 5,344
                                        Matthews International Corp.                                     300                 8,588
                                        Milacron Inc.                                                    400                 7,125
                                    (a) Mueller Industries, Inc.                                         500                10,562
                                    (a) National R.V. Holdings, Inc.                                     400                 8,825
                                    (a) O'Sullivan Industries Holdings, Inc.                             600                 6,300
                                        P.H. Glatfelter Company                                          900                 9,619
                                        Reliance Steel & Aluminum Co.                                    300                 7,669
                                    (a) Sequa Corp. "A"                                                  150                 7,059
                                    (a) SPS Technologies, Inc.                                           200                 8,250
                                    (a) Stoneridge, Inc.                                                 300                 5,081
                                    (a) Techne Corp.                                                     400                10,000
                                        TJ International, Inc.                                           300                 6,487
                                        Varlen Corp.                                                     300                 6,300
                                        Woodward Governor Co.                                            400                 8,650
                                        -------------------------------------------------------------------------------------------
                                                                                                                           161,072

-----------------------------------------------------------------------------------------------------------------------------------
Media-2.1%                              Grey Advertising, Inc.                                            30                11,100
                                        Value Line, Inc.                                                 200                 7,625
                                        -------------------------------------------------------------------------------------------
                                                                                                                            18,725


-----------------------------------------------------------------------------------------------------------------------------------
                                                                                            Number of shares             Value ($)
-----------------------------------------------------------------------------------------------------------------------------------
Metals and minerals-2.2%            (a) Armco, Inc.                                                    1,500                $7,500
                                        Commercial Metals Co.                                            400                 9,125
                                        National Steel Corp. "B"                                         400                 3,300
                                        -------------------------------------------------------------------------------------------
                                                                                                                            19,925

-----------------------------------------------------------------------------------------------------------------------------------
Service industries-10.3%            (a) AHL Services, Inc.                                               100                 2,612
                                    (a) Barnett, Inc.                                                    300                 3,131
                                    (a) BARRA, Inc.                                                      400                 8,800
                                    (a) Berlitz International, Inc.                                      200                 4,963
                                        Computer Task Group Inc.                                         400                 8,100
                                    (a) Cotelligent Group, Inc.                                          300                 3,975
                                        Duff & Phelps Credit Rating Co.                                  200                10,913
                                        Eaton Vance Corp.                                                500                 9,844
                                    (a) Franklin Covey Co.                                               400                 4,775
                                    (a) INSpire Insurance Solutions, Inc.                                400                 6,500
                                    (a) Morrison Knudsen Corp.                                           600                 5,813
                                    (a) Plexus Corp.                                                     200                 6,537
                                        Schawk Inc.                                                      500                 4,750
                                    (a) URS Corp.                                                        300                 5,887
                                    (a) West Teleservices Corp.                                          500                 4,937
                                        -------------------------------------------------------------------------------------------
                                                                                                                            91,537

-----------------------------------------------------------------------------------------------------------------------------------
Technology-4.8%                     (a) Aavid Thermal Technologies, Inc.                                 500                 7,094
                                    (a) Esterline Technologies Corp.                                     400                 6,850
                                        Harmon Industries, Inc.                                          500                10,375
                                    (a) MAPICS, Inc.                                                     500                 5,406
                                    (a) Structural Dynamics Research Corp.                               300                 5,850
                                        Technitrol, Inc.                                                 300                 6,975
                                        -------------------------------------------------------------------------------------------
                                                                                                                            42,550

-----------------------------------------------------------------------------------------------------------------------------------
Transportation-2.2%                 (a) Avondale Industries, Inc.                                        200                 6,175
                                    (a) Offshore Logistics, Inc.                                         600                 5,231
                                        Roadway Express, Inc.                                            500                 7,687
                                        -------------------------------------------------------------------------------------------
                                                                                                                            19,093

-----------------------------------------------------------------------------------------------------------------------------------
Utilities-2.9%                      (a) El Paso Electric Co.                                           1,100                 7,906
                                        NUI Corp.                                                        400                 9,175
                                        TNP Enterprises, Inc.                                            300                 8,775
                                        -------------------------------------------------------------------------------------------
                                                                                                                            25,856
                                        -------------------------------------------------------------------------------------------
                                        TOTAL INVESTMENT PORTFOLIO -100%
                                        (Cost: $ 983,691)                                                                  889,396
                                        -------------------------------------------------------------------------------------------


-----------------------------------------------------------------------------------------------------------------------------------
Notes to Portfolio of Investments
-----------------------------------------------------------------------------------------------------------------------------------

(a) Non-income producing security.

Based on the cost of investments of $983,691 for federal income tax purposes at February 28, 1999, the gross unrealized appreciation was $18,855, the gross unrealized depreciation was $113,150 and the net unrealized depreciation on investments was $94,295.

See accompanying Notes to Financial Statements.

Statement of Assets and Liabilities
February 28, 1999 (unaudited)

---------------------------------------------------------------------------------------------------------------
Assets
---------------------------------------------------------------------------------------------------------------
Investments, at value
(Cost:  $983,691)                                                                                    $ 889,396
---------------------------------------------------------------------------------------------------------------
Cash                                                                                                    16,697
---------------------------------------------------------------------------------------------------------------
Dividends  receivable                                                                                      704
---------------------------------------------------------------------------------------------------------------
         Total assets                                                                                  906,797
---------------------------------------------------------------------------------------------------------------

 Liabilities and net assets
---------------------------------------------------------------------------------------------------------------
Payable for:
       Custodian, accounting and transfer agent fees and related expenses                                  367
---------------------------------------------------------------------------------------------------------------
       Other                                                                                             1,064
---------------------------------------------------------------------------------------------------------------
            Total liabilities                                                                            1,431
---------------------------------------------------------------------------------------------------------------
Net assets                                                                                           $ 905,366
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
Analysis of net assets
---------------------------------------------------------------------------------------------------------------
Paid-in capital                                                                                     $1,000,180
---------------------------------------------------------------------------------------------------------------
Undistributed net realized gain on investments                                                             600
---------------------------------------------------------------------------------------------------------------
Net unrealized depreciation on investments                                                            (94,295)
---------------------------------------------------------------------------------------------------------------
Accumulated net investment loss                                                                        (1,119)
---------------------------------------------------------------------------------------------------------------
Net assets applicable to shares outstanding                                                          $ 905,366
---------------------------------------------------------------------------------------------------------------

---------------------------------------------------------------------------------------------------------------
The pricing of shares
---------------------------------------------------------------------------------------------------------------
Class A Shares
   Net asset value and redemption price per share
   ($302,058 / 35,094 shares outstanding)                                                                $8.61
---------------------------------------------------------------------------------------------------------------
   Maximum offering price per share
   (net asset value, plus 6.10% of
   net asset value or 5.75% of offering price)                                                           $9.14
---------------------------------------------------------------------------------------------------------------
Class B Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($301,654 / 35,094 shares outstanding)                                                                $8.60
---------------------------------------------------------------------------------------------------------------
Class C Shares
   Net asset value and redemption price
   (subject to contingent deferred sales charge) per share
   ($301,654 / 35,094 shares outstanding)                                                                $8.60
---------------------------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Statement of Operations

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

-----------------------------------------------------------------------------------------------
Investment income
-----------------------------------------------------------------------------------------------
     Dividends                                                                         $ 1,546
-----------------------------------------------------------------------------------------------
     Interest                                                                              536
-----------------------------------------------------------------------------------------------
        Total investment income                                                          2,082
-----------------------------------------------------------------------------------------------
Expenses:
-----------------------------------------------------------------------------------------------
     Management fee                                                                      1,080
-----------------------------------------------------------------------------------------------
     Distribution services fee                                                             720
-----------------------------------------------------------------------------------------------
     Administrative services fee                                                           360
-----------------------------------------------------------------------------------------------
     Custodian, accounting and transfer agent fees and related expenses                  1,690
-----------------------------------------------------------------------------------------------
     Professional fees                                                                   1,563
-----------------------------------------------------------------------------------------------
     Other                                                                                  94
-----------------------------------------------------------------------------------------------
            Total expenses before expense waiver                                         5,507
-----------------------------------------------------------------------------------------------
Less expense waived and absorbed by investment manager                                 (2,306)
-----------------------------------------------------------------------------------------------
            Total expenses after expense waiver                                          3,201
-----------------------------------------------------------------------------------------------
Net investment loss                                                                    (1,119)
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
Net realized and unrealized gain (loss) on investments
-----------------------------------------------------------------------------------------------
     Net realized gain on sales of investments                                             600
-----------------------------------------------------------------------------------------------
     Change in net unrealized depreciation on investments                             (94,295)
-----------------------------------------------------------------------------------------------
Net loss on investments                                                               (93,695)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                 $(94,814)
-----------------------------------------------------------------------------------------------

Statement of Changes in Net Assets

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

-----------------------------------------------------------------------------------------------
Operations and capital share activity
-----------------------------------------------------------------------------------------------
     Net investment loss                                                             $ (1,119)
-----------------------------------------------------------------------------------------------
     Net realized gain                                                                     600
-----------------------------------------------------------------------------------------------
     Change in net unrealized depreciation                                            (94,295)
-----------------------------------------------------------------------------------------------
Net decrease in net assets resulting from operations                                  (94,814)
-----------------------------------------------------------------------------------------------
Net increase from capital share transactions                                           966,846
-----------------------------------------------------------------------------------------------
Total increase in net assets                                                           872,032
-----------------------------------------------------------------------------------------------

-----------------------------------------------------------------------------------------------
  Net assets
-----------------------------------------------------------------------------------------------
Beginning of period                                                                     33,334
-----------------------------------------------------------------------------------------------
End of period                                                                         $905,366
-----------------------------------------------------------------------------------------------

See accompanying Notes to Financial Statements.

Notes to financial statements

1.  Description of the fund
Kemper Small Cap Value + Growth Fund (the fund) is a series of Kemper Funds Trust (the trust), an open-end management investment company organized as a business trust under the laws of Massachusetts. The fund commenced operations on December 31, 1998. The fund currently offers three classes of shares. Class A shares are sold to investors subject to an initial sales charge. Class B shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions. Class B shares automatically convert to Class A shares six years after issuance. Class C shares are sold without an initial sales charge but are subject to higher ongoing expenses than Class A shares and a contingent deferred sales charge payable upon certain redemptions within one year of purchase. Class C shares do not convert into another class. Differences in class expenses will result in the payment of different per share income dividends by class. All shares of the fund have equal rights with respect to voting, dividends and assets, subject to class specific preferences.

2.  Significant accounting polices
Security valuation. Investments are stated at value. Portfolio securities which are traded on U.S. or foreign stock exchanges are valued at the most recent sale price reported on the exchange on which the security is traded most extensively. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation is used. Securities quoted on the Nasdaq Stock Market (Nasdaq), for which there have been sales, are valued at the most recent sale price reported. If there are no such sales, the value is the most recent bid quotation. Securities which are not quoted on Nasdaq but are traded in another over-the-counter market are valued at the most recent sale price on such market. If no sale occurred, the security is then valued at the calculated mean between the most recent bid and asked quotations. If there are no such bid and asked quotations, the most recent bid quotation shall be used. All other securities are valued at their fair market value as determined in good faith by the Valuation Committee of the Board of Trustees.

Investment transactions and investment income. Investment transactions are accounted for on the trade date. Dividend income is recorded on the ex-dividend date, and interest income is recorded on the accrual basis. Realized gains and losses from investment transactions are reported on an identified cost basis.

Fund share valuation. Fund shares are sold and redeemed on a continuous basis at net asset value (plus an initial sales charge on most sales of Class A shares). Proceeds payable on redemption of Class B and Class C shares will be reduced by the amount of any applicable contingent deferred sales charge. On each day the New York Stock Exchange is open for trading, the net asset value per share is determined as of the close of the Exchange. The net asset value per share is determined separately for each class by dividing the fund's net assets attributable to that class by the number of shares of the class outstanding.

Federal income taxes. The fund's policy is to comply with the requirements of the Internal Revenue Code, as amended, which are applicable to regulated investment companies, and to distribute all of its taxable income to its shareholders. Accordingly, the fund paid no federal income taxes and no federal income tax provision was required.

Dividends to shareholders. The fund declares and pays dividends of net investment income and net realized capital gains annually, which are recorded on the ex-dividend date. Dividends are determined in accordance with income tax principles which may treat certain transactions differently from generally accepted accounting principles.

3.  Transactions with affiliates
Management agreement. The fund has a management agreement with Scudder Kemper Investments, Inc. (Scudder Kemper) and pays a monthly investment management fee of 1/12 of the annual rate of .75% of the first $250 million of average daily net assets declining to .68% of average daily net assets in excess of $2.5 billion. However, the fund incurred a management fee of $576 for the period ended February 28, 1999, after a fee waiver by Scudder Kemper.

In addition, Scudder Kemper has agreed to temporarily absorb certain operating expenses of the fund. Under these arrangements, Scudder Kemper waived and absorbed expenses of $2,306 for the period ended February 28, 1999.

Underwriting and distribution services agreement. The fund has an underwriting and distribution services agreement with Kemper Distributors, Inc. (KDI). For services under the distribution services agreement, the fund pays KDI a fee of
 .75% of average daily net assets of Class B and Class C shares pursuant to separate Rule 12b-1 plans for the Class B and Class C shares. Pursuant to the agreement, KDI enters into related selling group agreements with various firms at various rates for sales of Class B and Class C shares. In addition, KDI receives any contingent deferred sales charges from redemptions of Class B and Class C shares. Distribution fees received by KDI for the period ended February 28, 1999 are $720.

Administrative services agreement. The fund has an administrative services agreement with KDI. For providing information and administrative services to shareholders, the fund pays KDI a fee at an annual rate of up to .25% of average daily net assets of each class. KDI in turn has various agreements with financial services firms that provide these services and pays these firms based on assets of fund accounts the firms service. The fund incurred no administrative services fees for the period ended February 28, 1999, after an expense absorption by Scudder Kemper.

Shareholder services agreement. Pursuant to a services agreement with the fund's transfer agent, Kemper Service Company (KSvC) is the shareholder service agent of the fund. Under the agreement, KSvC earned shareholder services fees of $219 for the period ended February 28, 1999, all of which is unpaid.

Fund accounting agent. Scudder Fund Accounting Corporation (SFAC) is responsible for determining the daily net asset value per share and maintaining the portfolio and general accounting records of the fund. The fund incurred accounting fees of $791 after a partial fee waiver by Scudder Kemper for the period ended February 28, 1999, of which $267 is unpaid.

Officers and trustees. Certain officers or trustees of the fund are also officers or directors of Scudder Kemper. During the period ended February 28, 1999, the fund made no payments to its officers or trustees.

4.  Investment transactions
For the period ended February 28, 1999, investment transactions (excluding short-term instruments) are as follows:

Purchases                                               $990,166
Proceeds from sales                                        7,075

5.  Capital share transactions
The following table summarizes the activity in capital shares of the fund:

                                                                            December 31, 1998
                                                                           to February 28, 1999
                                                                           --------------------
                                                                       Shares                Amount
-----------------------------------------------------------------------------------------------------------
Shares sold
-----------------------------------------------------------------------------------------------------------
Class A                                                                33,924                 $322,282
-----------------------------------------------------------------------------------------------------------
Class B                                                                33,924                  322,282
-----------------------------------------------------------------------------------------------------------
Class C                                                                33,924                  322,282
-----------------------------------------------------------------------------------------------------------
Net increase from
capital share transactions                                                                    $966,846
-----------------------------------------------------------------------------------------------------------

Financial Highlights

For the period from December 31, 1998 (commencement of operations) to February 28, 1999 (unaudited)

                                                                    Class A           Class B              Class C

-------------------------------------------------------------------------------    --------------    --------------------
Per share operating performance
-------------------------------------------------------------------------------    --------------    --------------------
Net asset value, beginning of period                                 $9.50             9.50                 9.50
-------------------------------------------------------------------------------    --------------    --------------------
Income from investment operations:
   Net investment loss                                                 -               (.01)                (.01)
-------------------------------------------------------------------------------    --------------    --------------------
   Net realized and unrealized loss                                   (.89)            (.89)                (.89)
-------------------------------------------------------------------------------    --------------    --------------------
Total from investment operations                                      (.89)            (.90)                (.90)
-------------------------------------------------------------------------------    --------------    --------------------
Net asset value, end of period                                       $8.61             8.60                 8.60
-------------------------------------------------------------------------------    --------------    --------------------
Total return (not annualized)                                         (9.37)%         (9.47)               (9.47)
-------------------------------------------------------------------------------    --------------    --------------------

-------------------------------------------------------------------------------    --------------    --------------------
Ratios to average net assets (annualized)
-------------------------------------------------------------------------------    --------------    --------------------
Expenses                                                               1.62%           2.51                 2.51
-------------------------------------------------------------------------------    --------------    --------------------
Net investment loss                                                    (.18)%         (1.07)               (1.07)
-------------------------------------------------------------------------------    --------------    --------------------

-------------------------------------------------------------------------------    --------------    --------------------
Other ratios to average net assets (annualized)
-------------------------------------------------------------------------------    --------------    --------------------
Expenses                                                               3.22%           4.11                 4.11
-------------------------------------------------------------------------------    --------------    --------------------
Net investment loss                                                   (1.78)%         (2.67)               (2.67)
-------------------------------------------------------------------------------    --------------    --------------------

-------------------------------------------------------------------------------------------------------------------------
Supplemental data for all classes
-------------------------------------------------------------------------------------------------------------------------
Net assets at end of period                                                                              $905,366
-------------------------------------------------------------------------------------------------------------------------
Portfolio turnover rate (annualized)                                                                                  7%
-------------------------------------------------------------------------------------------------------------------------

Note: Total return does not reflect the effect of any sales charges. Scudder Kemper Investments, Inc. has agreed to temporarily waive its management fee and absorb certain operating expenses of the fund. The other ratios to average net assets are computed without this expense wavier or absorption.